Putnam Investments, LLC
                                  One Post Office Square
                                  Boston, MA 02109
                                  November 30, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Tax-Free Income Trust   (Reg. No. 2-98790) (811-4345)
    Post-Effective Amendment No. 22 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.22 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 24, 2004.

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

                                  Very truly yours,
                                  Putnam Tax-Free Income Trust on behalf of -
                                  Putnam Tax-Free High Yield Fund
                                  Putnam AMT-Free Insured Municipal Fund

                              /s/ Charles E. Porter
                              By: -----------------
                                  Charles E. Porter
                                  Executive Vice President, Associate
                                  Treasurer and Principle Executive
                                  Officer